GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL [Abstract]
Schedule of Goodwill
Total

As of January 1, 2020	$11,244

Foreign currency translation adjustments	263

As of December 31, 2020	11,507

Foreign currency translation adjustments	(58)

As of December 31, 2021	$11,449